Trade Receivables	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
Trade Receivables

Note 4 – Trade Receivables

Trade receivables as of December 31, 2024 and December 31, 2023 are summarized as below:

	Year ended December 31, 2024	Year ended December 31, 2023
	(Audited)	(Audited)
Provision of services	$7,625	$4,571
Total trade receivables	$7,625	$4,571